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February 6, 2018

U.S. Securities and Exchange Commission
Office of Transportation and Leisure
100 F Street N.E.
Washington, DC 20549
Attn: Laura Nicholson, Esq., Special Counsel
Re:	Castor Maritime Inc. Amendment No. 1 to Draft Registration Statement on Form F-4 Submitted January 10, 2018 CIK No. 0001720161
Dear Ms. Nicholson:
This letter sets forth the response of Castor Maritime Inc. (the "Company" or "Castor Maritime") to the comment letter dated January 25, 2018 (the "Comment Letter") of the staff (the "Staff") of the U.S. Securities and Exchange Commission (the "Commission") with respect to the Company's amended draft registration statement on Form F-4 (SEC File No. 377-01811) (the "Registration Statement") confidentially submitted to the Comission on January 10, 2018 via EDGAR. The Company has today confidentially submitted via EDGAR this letter together with its amended registration statement on Form F-4 (the "Second Amended Registration Statement"), which responds to the Staff's comments contained in the Comment Letter.
Capitalized terms used in this letter that are not otherwise defined herein have the meanings ascribed to them in the Second Amended Registration Statement. The following numbered paragraphs correspond to the numbered paragraphs in the Comment Letter.
General
1.
We note your response to prior comment 1.  Please provide further detail as to how your proposed transaction is consistent with the no-action letters cited in your response.  For example, we note that the initial issuance of your securities (the issuance under the exchange agreement) was not part of a capital-raising transaction.  We also note that the registered exchange offer is not being conducted currently with a capital-raising public offering or the filing of a registration statement on Form 20-F.  In addition, please provide more information with respect to the transfers of the shares (after the issuance to the shareholders of Spetses) to the current holders.

Securities and Exchange Commission
February 6, 2018

The exchange offer proposed by the Company (the "Exchange Offer") relates to common shares of the Company (the "Shares"), a foreign private issuer,  that were sold in offshore transactions pursuant to Regulation S under the Securities Act of 1933, as amended (the "Securities Act").    The Staff has extended no-action relief in Vitro, Sociedad Anonima (available Nov. 19, 1991) ("Vitro") and Corimon C.A. S.A.C.A. (available March 22, 1993) ("Corimon") registered exchange offers under the Securities Act.  Consistent with the stated purpose of the exchange offer in both Vitro and Corimon, the Exchange Offer is designed to offer the exchange offerees, which are currently holding restricted securities, the liquidity provided by securities registered under the Securities Act and listed on Nasdaq.
As the Staff has observed, the issuance of Shares of Castor was not a capital-raising transaction; however the initial offering of the Company's wholly-owned subsidiary, Spetses Shipping Co. ("Spetses"), was a capital-raising transaction whose proceeds were used to purchase the Company's vessel.  The initial investors in Spetses were the only participants in the exchange agreement by and among the Company and the shareholders of Spetses, which followed the capital-raising transaction of Spetses. Furthermore, Spetses and Castor were companies under common control at the time of the exchange agreement and for accounting purposes the Company's financial statements present the results of operations for the Company as from the date Spetses was incorporated.  Therefore, the Company believes that it has effectively, through Spetses, conducted a capital-raising transaction consistent with the Regulation S offerings described in Vitro and Corimon.
As noted by the Staff, the registered Exchange Offer is not being conducted with a concurrent capital-raising public offering.  This is typically the order events for A/B Exchange Offers.  In Vitro and Corimon and with A/B Exchange Offers that involve debt securities there is typically a public offering of securities conducted pursuant to an exemption from Section 5 of the Securities Act followed by an A/B Exchange Offer.  There does not seem to be a clear and present reason that an A/B Exchange Offer must be conducted with a simultaneous capital-raising public offering.
The Staff has also noted that the Company has not filed a registration statement on Form 20-F along with the Form F-4.    The Staff has consistently taken the view that "when an issuer that is not already subject to the provisions of Section 13 or 15(d) plans to list its securities on a national securities exchange contemporaneously with the effectiveness of a Securities Act registration statement, the Commission staff will not object if that issuer files a Form 8-A in lieu of a Form 10 in order to avoid having the issuer restate the contents of its Securities Act registration statement in its Exchange Act registration statement".1  The Company plans to file a Form 8-A under the Exchange Act, at the appropriate time, which will incorporate by reference from its Form F-4 registration statement all of the necessary information alluded to in the adopting release discussed above.  Furthermore, the Company and the issuers in Vitro and Corimon are distinguishable to the extent that those issuers were offering American Depositary Shares ("ADS") and had filed registration statements on Form F-6 for their ADSs.  The Form F-6 does not require the comprehensive disclosure contained in a Form F-4 registration statement (or a Form 20-F registration statement) and therefore the Company believes that the Staff guidance that a Form 10 registration statement (or a Form 20-F) would be necessary in order to register ADSs under section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), is clearly distinguishable.  In contrast, the Company is registering the Shares on a "long-form" Securities Act registration statement on Form F-4 and, as such, the Company believes it may use Form 8-A in order to register the Shares under section 12 of the Exchange Act and avoid duplicative "long-form" disclosure.  Furthermore, this approach is consistent with the A/B Exchange Offers completed by Nordic American Offshore Ltd. and North Atlantic Drilling Ltd. as referenced in the Company's response letter dated January 10, 2018.

1 See Rel No. 33-9741 (March 25, 2015)

Securities and Exchange Commission
February 6, 2018

The Company notes to the Staff that Thalassa Investment Co. S.A. ("Thalassa"), a company wholly owned and controlled by Petros Panagiotidis, the Company's Chairman, Chief Executive Officer and Chief Financial Officer, has conducted sales of the Shares pursuant to Regulation S since the completion of the transaction under the exchange agreement.  As requested under comment 3 of the comment letter of the Staff dated December 28, 2017, the Company is supplementally providing records of these sales to Nasdaq in order to determine the initial trading price of the Shares upon their listing.  Attached hereto as Appendix A is a list of the completed sales of the Shares, including the date of sale, the price paid per Share and the total number of Shares sold.  During October and November 2017, these sales were completed privately by and among Thalassa and the respective buyers.  Since January, Thalassa has engaged a broker licensed in Greece to arrange for the sales of the Shares.
In summary, consistent with the "stepping stone" approach for listing equity securities on the U.S. markets utilized by the issuers in the SEC no action letters discussed above, the Company and its affiliates have conducted sales of the Shares pursuant to Regulation S, has completed capital-raising transactions, and will provide all of the information required by a "long-form" Securities Act registration statement with the filing of a Form F-4; and as part of the Exchange Offer will require participating shareholders to represent that (i) they are not affiliates of the Company; (ii) they have acquired their Shares in privately placed transactions in the ordinary course of business; and (iii) they do not have any arrangement or understanding with the Company or any other person to participate in the distribution of the Shares.
Prospectus Cover Page
2.	We note your response to our prior comment 4. Please disclose that no national securities exchange lists the securities offered. See Item 501(b)(4) of Regulation S-K.
In response to the Staff's comment, the Company has added disclosure to the prospectus cover page of the Second Amended Registration Statement that clarifies that no national securities exchange lists the securities offered.
Telephonic Comment
3.	Per a telephone comment received from the Staff, please advise whether the Company currently has any shareholders that are citizens of the United States.

Securities and Exchange Commission
February 6, 2018

In response to the Staff's telephonic comment, the Company advises the Staff that it currently does not have any shareholders that are citizens of the United States.
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If you have any questions or comments concerning this letter, please feel free to contact the undersigned at (212) 574-1223, Robert Lustrin, Esq. at (212) 574-1420 or Evan Preponis, Esq. at (212) 574-1438.
Very truly yours, SEWARD & KISSEL LLP

By:	/s/ Gary J. Wolfe
Gary J. Wolfe, Esq.

Securities and Exchange Commission
February 6, 2018

APPENDIX A
In response to the Staff's comment, the Company will provide to the Staff, under separate cover on a confidential and supplemental basis pursuant to Rule 418 ("Rule 418") of the Securities Act of 1933, as amended (the "Securities Act"), and Rule 12b-4 ("Rule 12b-4" and together with Rule 418, the "Rules") under the Securities Exchange Act of 1934, as amended (the "Exchange Act") hard copies of the information relating to the sales of the Company's common shares.  In accordance with such Rules, such materials will be provided together with a request that these materials be returned promptly following completion of the Staff's review thereof.  A request for confidential treatment of such materials pursuant to the provisions of 17 C.F.R. § 200.83 has also been made by Seward & Kissel LLP on behalf of the Company.